SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Additional Information) (Details) - USD ($)			12 Months Ended
	Jan. 02, 2018	Jan. 02, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 31, 2017	Feb. 17, 2016
Restricted cash
Restricted cash			$ 28,609,307	$ 9,910,957
Inventories
Inventory write-down			0	0	$ 0
Property, Plant and Equipment
Interest expense capitalized			1,203,547	47,507	1,757,547
Prepaid land use rights
Lease Expenses			544,267	531,903	517,448
Impairment of long-lived assets
Long-lived asset impairment			11,482,905	2,987,668	198,689
Revenue recognition
Accounts Receivable, Net, Current			1,180,598	700,558
Government subsidies
Unrestricted cash government subsidies			13,136,922	3,704,144	1,675,016
Foreign currency translation
Aggregate amount of cash and cash equivalents and restricted cash denominated in RMB			81,476,636	66,433,887
Noncontrolling interest
Noncontrolling interest			0	2,792,480
Investment accounted for under cost-method
Allocated Share-based Compensation Expense			13,788,049	4,200,273	2,702,089
Operating Leases, Future Minimum Payments Due			11,729
Contract with Customer, Liability			17,482,940	16,377,524
Contract with Customer, Liability, Revenue Recognized	$ 16,400,000	$ 7,200,000
Customer One [Member]
Revenue recognition
Accounts Receivable, Net, Current			1,087,719	682,264
Discontinued Operations [Member]
Inventories
Inventory write-down			851,008
Impairment of long-lived assets
Long-lived asset impairment			18,769,938	2,987,668	198,689
Discontinued Operations [Member] | Solar wafer manufacturing operations [Member]
Impairment of long-lived assets
Long-lived asset impairment			7,287,033
Shipping and Handling [Member]
Shipping and handling
Cost of Goods and Services Sold			$ 4,474,956	$ 4,099,716	$ 2,873,147
Syed Fire Safety Service Co [Member]
Investment accounted for under cost-method
Cost Method Investment, Ownership Percentage							15.29%
Cost Method Investments						$ 63,793	$ 581,581